Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Changes in the Carrying Amount of Goodwill by Segment
Changes in the carrying amount of goodwill for the years ended December 31, 2025 and 2024 were as follows:

	North America	United States	Europe	International Markets	Other		Total
					Teva’s API	Medis
	(U.S. $ in millions)
Balance as of December 31, 2023 (1)	$6,459	$—	$8,466	$675	$1,313	$265	$17,177
Goodwill allocation related to the shift of Canada to International Markets	(6,459)	5,813	—	646	—	—	—

Balance as of January 1, 2024	$—	$5,813	$8,466	$1,321	$1,313	$265	$17,177

Other changes during the period:
Goodwill impairment	—	—	—	—	(1,280)	—	(1,280)
Goodwill reclassified as assets held for sale	—	(81)	(98)	(50)	—	(7)	(236)
Translation differences and other	—	—	(293)	(161)	(33)	(26)	(513)

Balance as of December 31, 2024 (1)	$—	$5,732	$8,075	$1,110	$—	$232	$15,147

Goodwill reclassified as assets held for sale	—	—	—	(6)	—	—	(6)
Translation differences and other	—	—	737	62	—	60	859

Balance as of December 31, 2025 (1)	$—	$5,732	$8,812	$1,166	$—	$292	$16,000

(1)	Cumulative goodwill impairment as of December 31, 2025, 2024 and 2023, was approximately $29.6 billion, $29.6 billion and $28.3 billion, respectively.